Restricted Net Assets - Additional Information (Detail) - USD ($) $ in Thousands	May 31, 2016	May 31, 2015
Restricted Net Assets [Line Items]
Restricted net assets	$ 358,956	$ 270,674
Variable interest entities (VIEs) [Member] | Paid-in capital and statutory reserves [Member]
Restricted Net Assets [Line Items]
Restricted net assets	292,542	216,526
Wholly owned subsidiaries [Member] | Paid-in capital and statutory reserves [Member]
Restricted Net Assets [Line Items]
Restricted net assets	$ 66,414	$ 54,148